INVESTMENT MANAGERS SERIES TRUST II

235 W. Galena Street

Milwaukee, Wisconsin 53212

July 22, 2019

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Re:	Investment Managers Series Trust II: Registration Statement On Form N-14 (File No. 333- )

Ladies and Gentlemen

We are filing the Trust’s Registrant Statement under the Securities Act of 1933, as amended, on Form N-14, including exhibits thereto. The Combined Proxy Statement and Prospectus contained in this filing relate to the reorganization of the Equinox Ampersand Strategy Fund, Equinox Aspect Core Diversified Strategy Fund, Equinox Chesapeake Strategy Fund and Equinox IPM Systematic Macro Fund, a series of Equinox Funds Trust, into the AXS Alternative Growth Fund, AXS Aspect Core Diversified Strategy Fund, AXS Chesapeake Strategy Fund and AXS IPM Systematic Macro Fund, each of which is a separate series of Investment Managers Series Trust II.

Please direct your comments or questions regarding this registration to Diane Drake at (626) 385-5777 or Rita Dam at (626) 914-1041.

Sincerely,

/s/ Mel de Leon

Mel de Leon